Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information:
Entity Registrant Name	MEMBERS Life Insurance Co
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001562577
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY